Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5. Equipment, Net
Equipment consists of the following:

	June 30, 2026	December 31, 2025
Athletic competition equipment - portable	$5,250,839	$—
Capitalized software	2,255,383	—
Fitness equipment	289,147	198,468
Computer equipment	84,245	48,045
Furniture & fixtures	9,400	—
Construction in process	—	196,667

Total equipment	7,889,014	443,180
Less: Accumulated depreciation and amortization	(95,244)	(9,376)

Total equipment, net	$7,793,770	$433,804

Depreciation and amortization expense was $69,207 and $85,868 for the three and six months ended June 30, 2026, respectively. Depreciation and amortization expense
was $995 and $1,193 for the three and six months ended June 30, 2025, respectively.

3. Property and Equipment, Net
Property and equipment consist of the following:

	December 31, 2025	December 31, 2024
Computer equipment	$48,045	$3,957
Fitness equipment	198,468	—
Construction in process	196,667	—

Total property and equipment	443,180	3,957
Less: Accumulated depreciation and amortization	(9,376)	(823)

Total property and equipment, net	$433,804	$3,134

Depreciation and amortization expense was $8,553 and $759 for the years ended December 31, 2025 and 2024, respectively. Construction in process primarily consists of design services pertaining to the Company’s planned 50 meter
portable pool in anticipation of the Enhanced Games.